Summary of significant accounting policies (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenues from continuing operations	$ 99,213,379	$ 39,289,951	$ 28,363,963
Cost of revenues from continuing operations	(93,775,293)	(34,180,670)	(23,712,541)
Gross profit from continuing operations	5,438,086	5,109,281	4,651,422	$ 4,651,422
Operating expenses	(4,495,718)	(2,256,405)	(2,384,339)	(2,384,339)
Income (loss) from operations	942,368	2,852,876	2,267,083
Other expenses	1,163,244	(419,515)	(1,173,028)
Income (loss) before income taxes	2,105,612	2,433,361	1,094,055	1,094,055
Provision for income taxes	118,367	(25,571)	(16,753)
Net income (loss) from continuing operations	2,223,979	2,407,790	1,077,303
Income (loss) from operations	942,368	2,852,876		2,267,083
Cost of revenues	(93,775,293)	(34,180,670)		$ (23,712,541)
Other [Member]
Gross profit from continuing operations	4,523,064	4,220,244	3,905,699
Operating expenses	(782,009)	588,892	(921,258)
Other expenses	560,497	(391,819)	86,810
Income (loss) before income taxes	4,301,552	4,417,317	3,071,251
Provision for income taxes	(114,801)	8,085	10,948
Net income (loss) from continuing operations	4,416,353	4,409,232	3,060,303
Revenues from continuing operations	64,795,082	33,068,045	23,805,109
Cost of revenues	(60,272,018)	(28,847,801)	(19,899,410)
Income (loss) from operations	3,741,055	4,809,136	2,984,441
Nongyuan Network
Operating expenses	(50,344)	(8,940)	(6,956)
Other expenses	20,510	(19,990)	(30,215)
Provision for income taxes	(9,182)	0	0
Net income (loss) from continuing operations	36,874	(9,092)	(37,171)
Cost of revenues	(9,053,547)	(742,933)
Gross profit from continuing operations	57,526	19,838
Income (loss) before income taxes	27,692	(9,092)	(37,171)
Income (loss) from operations	9,111,073	10,898	(6,956)
Revenues from continuing operations	9,111,073	762,771
variable interest entity and subsidiaries.
Cost of revenues from continuing operations	(24,449,728)	(4,589,936)	(3,813,131)
Operating expenses	(701,516)	(804,851)	(853,607)
Income (loss) from operations	155,980	64,348	(107,884)
Other expenses	213,771	(2,033)	327
Provision for income taxes	5,616	17,486	5,805
Net income (loss) from continuing operations	364,135	44,829	(113,362)
Revenues from continuing operations	25,307,224	5,459,135	4,558,854
Gross profit from continuing operations	857,496	869,199	745,723
Income (loss) before income taxes	369,751	62,315	(107,557)
FAMI
Gross profit from continuing operations	0	4,220,244	3,905,699
Operating expenses	(2,961,849)	(2,031,506)	(602,518)
Other expenses	368,466	(5,673)	(1,229,950)
Income (loss) before income taxes	(2,593,383)	(2,037,179)	(1,832,468)
Net income (loss) from continuing operations	(2,593,383)	(2,037,179)	(1,832,468)
Revenues from continuing operations	0	33,068,045	23,805,109
Income (loss) from operations	$ (2,961,849)	$ (2,031,506)	$ (602,518)